Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2018
Financial Instruments [Abstract]
Fair value measurements on a Nonrecurring Basis
Items Measured at Fair Value on a Nonrecurring Basis - Fair Value Measurements
	Quoted prices in active markets for identical assets	Significant other observable inputs	Unobservable Inputs
Non – Recurring Measurements:	Level 1	Level 2	Level 3	Loss
Long-lived assets classified as held for sale (Note 5)	$—	$29,400	$—	$3,282